Business Combination - Summary of Impact of the transaction on the condensed consolidated statement of stockholder's equity (Details) - USD ($) $ in Thousands			3 Months Ended			12 Months Ended
		Sep. 09, 2021	Mar. 31, 2022	Mar. 31, 2021		Dec. 31, 2021
Business Acquisition [Line Items]
Conversion of Series D redeemable convertible preferred stock carrying value			$ 0	$ 11,829	[1]	$ 209,290
Total reverse recapitalization impact on statement of equity						326,736
Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Conversion of Series D redeemable convertible preferred stock carrying value	[1]			$ 11,829
Total reverse recapitalization impact on statement of equity						$ 281,993
Additional Paid-in Capital [Member] | Business Combination [Member] | Reverse Recapitalization Event [Member]
Business Acquisition [Line Items]
Conversion of senior notes and royalty obligation carrying value		$ 28,254
Conversion of Old Clarus convertible notes carrying value		103,267
Conversion of Series D redeemable convertible preferred stock carrying value		209,290
Assumption of warrant liabilities		(14,075)
Total reverse recapitalization impact on statement of equity		$ 326,736

[1]	Relates to activity associated with the Redeemable Convertible Preferred Stock prior to the reverse recapitalization on September 9, 2021. As all common shares have been retroactively restated to give effect to the Business Combination, there are no shares of common stock associated with the conversion of Series D redeemable convertible preferred stock.